Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jan. 31, 2021	Oct. 31, 2020
Assets:
Precious metals		$ 1,107	$ 1,181
Trading assets
Loans		7,903	8,352
Securities		133,197	108,331
Other		668	1,156
Derivative financial instruments
Derivative Financial Assets		46,269	45,065
Liabilities:
Deposits		768,993	750,838
Financial liabilities designated at fair value through profit or loss		20,260	18,899
Obligations related to securities sold short		40,119	31,902
Derivative financial instruments
Derivative Financial Liabilities		41,296	42,247
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	1,107	1,181
Trading assets
Assets		142,875	119,020
Investment securities
Investment securities	[2]	71,523	79,745
Derivative financial instruments
Derivative Financial Assets		46,269	45,065
Liabilities:
Deposits	[3]	118	73
Financial liabilities designated at fair value through profit or loss		20,260	18,899
Obligations related to securities sold short		40,119	31,902
Derivative financial instruments
Derivative Financial Liabilities		41,296	42,247
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,903	8,352
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		12,551	13,036
Investment securities
Investment securities	[2]	14,634	16,828
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,265	9,320
Investment securities
Investment securities	[2]	13,689	17,547
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		8,384	5,182
Investment securities
Investment securities	[2]	10,069	13,229
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		14,375	12,645
Investment securities
Investment securities	[2]	28,860	27,922
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,294	10,588
Investment securities
Investment securities	[2]	1,032	1,138
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		141	121
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		76,187	57,439
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[4]	668	1,156
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	3,239	3,081
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		19,412	21,017
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		19,277	17,943
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,363	2,948
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		239	480
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,978	2,677
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		16,048	16,954
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,515	19,511
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,974	2,734
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		46	53
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,713	2,995
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		104,664	81,921
Investment securities
Investment securities	[2]	26,141	30,071
Derivative financial instruments
Derivative Financial Assets		98	290
Liabilities:
Obligations related to securities sold short		32,896	25,584
Derivative financial instruments
Derivative Financial Liabilities		340	599
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		8,482	9,154
Investment securities
Investment securities	[2]	1,600	1,728
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	94	93
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		8,384	5,182
Investment securities
Investment securities	[2]	8,181	11,930
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		11,559	9,230
Investment securities
Investment securities	[2]	13,976	14,101
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	209	265
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities		141	121
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		75,430	57,078
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[4]	668	1,156
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	2,081	1,954
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		98	290
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		340	599
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	1,107	1,181
Trading assets
Assets		38,191	37,081
Investment securities
Investment securities	[2]	44,377	48,764
Derivative financial instruments
Derivative Financial Assets		46,168	44,768
Liabilities:
Deposits	[3]	118	73
Financial liabilities designated at fair value through profit or loss		20,260	18,899
Obligations related to securities sold short		7,223	6,318
Derivative financial instruments
Derivative Financial Liabilities		40,902	41,629
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,903	8,352
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		4,069	3,882
Investment securities
Investment securities	[2]	13,034	15,100
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,265	9,320
Investment securities
Investment securities	[2]	13,595	17,454
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	1,888	1,299
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		2,816	3,415
Investment securities
Investment securities	[2]	14,860	13,798
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,274	10,570
Investment securities
Investment securities	[2]	796	850
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		757	361
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	204	263
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		19,411	21,013
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		19,277	17,943
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,263	2,655
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		239	480
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,978	2,677
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		16,000	16,937
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		18,515	19,511
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,628	2,133
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		46	53
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,713	2,995
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		20	18
Investment securities
Investment securities	[2]	1,005	910
Derivative financial instruments
Derivative Financial Assets		3	7
Derivative financial instruments
Derivative Financial Liabilities		54	19
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	24	23
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		20	18
Investment securities
Investment securities	[2]	27	23
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	954	864
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1	4
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2	3
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		48	17
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 6	$ 2

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[2]	Excludes debt investment securities measured at amortized cost of $27,713 (October 31, 2020 – $31,644).
[3]	These amounts represent embedded derivatives bifurcated from structured notes.
[4]	Represents energy related assets.